Temporary Equity (Details) - USD ($)	Jun. 30, 2021	May 31, 2021
Temporary Equity
Redeemable shares, issued	40,000	40,000
Nominal value per share	$ 0	$ 0
Aggregate subscription amount	$ 40,000	$ 40,000